Exploration and Evaluation Expenditures	12 Months Ended
Dec. 31, 2018
Disclosure of exploration and evaluation expenditures [Abstract]
Disclosure of exploration and evaluation expenditures [text Block]
13.	Exploration and Evaluation Expenditures

		Years ended December 31,
Prairie Creek Mine	2018	2017	2016
Camp operation and project development	$1,592	$916	$470
Mine planning and feasibility studies	1,195	3,162	331
Permitting and environmental	3,021	1,421	1,001
	5,808	5,499	1,802

Depreciation – mining plant and equipment	27	43	55

Total exploration and evaluation expenditures	$5,835	$5,542	$1,857

Exploration and evaluation expenditures (inception to date), beginning of year	$84,050	$78,508	$76,651

Total exploration and evaluation expenditures	5,835	5,542	1,857
Exploration and evaluation expenditures (inception to date), end of year	$89,885	$84,050	$78,508

		Years ended December 31,
Newfoundland Properties	2018	2017	2016
Geology	$121	$741	$370
Diamond drilling (1)	(63)	2,440	201

Total exploration and evaluation expenditures	$58	$3,181	$571

Exploration and evaluation expenditures (inception to date), beginning of year	$7,348	$4,167	$3,596

Total exploration and evaluation expenditures	58	3,181	571
Exploration and evaluation expenditures (inception to date), end of year	$7,406	$7,348	$4,167

(1)	The Company received additional government grants in 2018 relating to drill programs carried out in the previous year.

For the year ended December 31, 2018, employee wages and benefits of $812,000 were included in exploration and evaluation expenditures (2017 - $1,041,000 and 2016 - $472,000).